SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated events from the year ended December 31, 2024 through April 28, 2025, the date the financial statements were issued. The Company did not identify any subsequent events with a material financial impact on the Company’s consolidated financial statements.